Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 37,285	$ 29,676
Senior unsecured debt	18,450	17,892
of which: issued by UBS AG with original maturity greater than one year	18,446	17,892
Covered bonds	1,006	0
Subordinated debt	3,008	2,968
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments	0	2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments	538	536
Debt issued through the Swiss central mortgage institutions	10,035	8,962
Long-term debt	32,499	29,823
Total debt issued measured at amortized cost	$ 69,784	$ 59,499
Unsecured portion of total debt issued measured at amortized cost	100.00%